Adoption of New Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [abstract]
Disclosure of lease commitments not recorded on the consolidated statement of financial position
The table below illustrates the reconciliation of lease commitments not recorded on the consolidated statement of financial position prior to the adoption of IFRS 16 to the lease liabilities recognized in connection with the transition to IFRS 16:

In thousands of U.S. Dollars	As at January 1, 2019
Off-balance-sheet contractual commitments	242,170
Less: non-lease contractual commitments	(150,055)
Off-balance-sheet commitments for lease obligations	92,115
Current leases with a lease term of 12 months or less (short-term leases)	(24,618)
Variable lease payments that do not depend on an index or rate	(3,325)
Other	1,992
Undiscounted lease liabilities as at January 1, 2019	66,164
Effect of discounting	(6,679)
Present value of lease liabilities as at January 1, 2019	59,485

Disclosure of initial application of standards or interpretations
The table below illustrates the impact of the adoption of IFRS 16 to the consolidated statement of financial position as at January 1, 2019:

In thousands of U.S. Dollars	Original January 1, 2019 (IAS 17)	Adjustment on adoption of IFRS 16	January 1, 2019 (IFRS 16)
Right-of-use assets (included in Property and equipment)	—	57,288	57,288
Prepaid expenses and other non-current assets	32,760	(776)	31,984
Net impact on total assets		56,512

Lease liabilities	—	59,485	59,485
Other long-term liabilities	79,716	(2,973)	76,743
Net impact on total liabilities		56,512

Retained earnings		—

Disclosure of quantitative information about right-of-use assets
The table below illustrates the right-of-use assets as at December 31, 2019, included as part of property and equipment in the consolidated statement of financial position by asset class:

In thousands of U.S. Dollars	Land and Buildings	Computer Equipment	Total
Net carrying amount
January 1, 2019	42,194	15,094	57,288
December 31, 2019	37,018	13,780	50,798

Disclosure of maturity analysis of lease payments due
The table below illustrates the contractual maturity of recognized lease liabilities in the consolidated statement of financial position:

In thousands of U.S. Dollars	January 1, 2019	December 31, 2019
Lease liabilities
Current portion of lease liabilities	14,985	19,633
Long-term portion of lease liabilities	44,500	35,691
	59,485	55,324

Maturity analysis (undiscounted)
Not later than 1 year	14,985	19,633
Later than 1 year and not later than 5 years	41,214	37,150
Later than 5 years	9,965	5,475
	66,164	62,258

Disclosure of impact of adoption of IFRS 16 on consolidated statement of earnings (loss)
The table below illustrates the impact of the adoption of IFRS 16 to the consolidated statement of earnings (loss) for the year ended December 31, 2019:

In thousands of U.S. Dollars	Year Ended December 31, 2019
Impact on earnings for the period
Increase in depreciation and amortization expenses	(17,532)
Increase in net financing charges	(2,368)
Decrease in other operational costs	19,414
Decrease in earnings for the period	(486)

Impact on earnings per share
Decrease in earnings per share
Basic	$—
Diluted	$—